STOCKHOLDERS' EQUITY (Details 3) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding beginning	$ 0.4322	$ 0.0013	$ 0.0013
Number of Options Outstanding	6,396,826	5,101,663	4,983,888
Exercise Price 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding beginning	$ 0.0013
Number of Options Outstanding	4,887,826
Average Remaining Contractual Life (years)	7 years 4 months 24 days
Exercise Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding beginning	$ 1.9300
Number of Options Outstanding	1,309,000
Average Remaining Contractual Life (years)	9 years 1 month 10 days
Exercise Price 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding beginning	$ 1.8600
Number of Options Outstanding	100,000
Average Remaining Contractual Life (years)	9 years 5 months 8 days
Exercise Price 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding beginning	$ 0.4600
Number of Options Outstanding	100,000
Average Remaining Contractual Life (years)	9 years 11 months 16 days